UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	February 13, 2002
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	$224,273



List of Other Included Managers:		None

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                                                                                               KILLIAN ASSET MANAGEMENT CORPORATION

                                                              FORM 13F
                                                          December 31, 2001

                                                                                                                 Voting Authority
                                                                                                         --------------------------
                                                            Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc            COM              00184A105     4565 142200.000SH      Sole               142200.000
AT&T Corp Wireless             COM              001957406     6756 470116.000SH      Sole               470116.000
American International         COM              026874107     3739 47090.000SH       Sole                47090.000
Aon Corp                       COM              037389103     2700 76000.000SH       Sole                76000.000
Arrow Electronics, Inc.        COM              042735100     4464 149300.000SH      Sole               149300.000
Avnet Inc                      COM              053807103     2733 107300.000SH      Sole               107300.000
Avon Products                  COM              054303102     3306 71100.000SH       Sole                71100.000
BP Amoco PLC Sponsored ADR     COM              055622104     1040 22360.000SH       Sole                22360.000
Bank New York Inc              COM              064057102      408 10000.000SH       Sole                10000.000
Bank One Corp                  COM              06423A103     4502 115300.000SH      Sole               115300.000
BankAmerica Corp               COM              060505104     5845 92859.000SH       Sole                92859.000
Boeing Co                      COM              097023105     2610 67300.000SH       Sole                67300.000
CVS Corporation                COM              126650100     3691 124700.000SH      Sole               124700.000
Cardinal Health Inc            COM              14149Y108     1930 29850.000SH       Sole                29850.000
Cendant Corp                   COM              151313103     6125 312351.000SH      Sole               312351.000
ChevronTexaco Corp             COM              166764100     8146 90902.000SH       Sole                90902.000
Chubb Corp                     COM              171232101     3171 45950.000SH       Sole                45950.000
Cisco Systems                  COM              17275R102     4970 274460.000SH      Sole               274460.000
Citigroup Inc                  COM              172967101     8077 159997.989SH      Sole               159997.989
Compaq Computer Corp           COM              204493100     2362 242000.000SH      Sole               242000.000
Computer Assoc Intl            COM              204912109     2935 85100.000SH       Sole                85100.000
Delphi Automotive              COM              247126105     2550 186700.000SH      Sole               186700.000
Duke Energy Corp               COM              264399106     4707 119900.000SH      Sole               119900.000
Eastman Kodak Company          COM              277461109     1732 58850.000SH       Sole                58850.000
El Paso Corporation            COM              28336L109     3212 72000.000SH       Sole                72000.000
Electronic Data Sys            COM              285661104     4488 65470.000SH       Sole                65470.000
Ensco Intl Inc                 COM              26874Q100     2984 120100.000SH      Sole               120100.000
Exxon Mobil Corp               COM              30231G102     8980 228498.000SH      Sole               228498.000
Federated Dept Stores          COM              31410H101     4781 116900.000SH      Sole               116900.000
First Data Corp                COM              319963104     4738 60400.000SH       Sole                60400.000
Fleet Boston Financial         COM              339030108     1259 34500.000SH       Sole                34500.000
General Electric Company       COM              369604103      840 20950.000SH       Sole                20950.000
General Motors Corp            COM              370442105     2933 60360.000SH       Sole                60360.000
General Motors Corp CL H       COM              370442832     2694 174381.000SH      Sole               174381.000
Healthsouth                    COM              421924101     5721 386000.000SH      Sole               386000.000
Intel Corp                     COM              458140100      616 19600.000SH       Sole                19600.000
International Paper            COM              460146103     8975 222420.000SH      Sole               222420.000
Intl Business Machines         COM              459200101     4523 37390.000SH       Sole                37390.000
J P Morgan & Co. Inc/Chase     COM              46625H100     4853 133510.000SH      Sole               133510.000
Kimberly-Clark                 COM              494368103     4797 80224.000SH       Sole                80224.000
Kraft Foods                    COM              50075N104     3539 104000.000SH      Sole               104000.000
Kroger Co                      COM              501044101     3302 158200.000SH      Sole               158200.000
Merck & Co                     COM              589331107     1552 26400.000SH       Sole                26400.000
Microsoft Corp                 COM              594918104     5071 76540.000SH       Sole                76540.000
Morgan Stanley Dean Witter     COM              617446448     1734 31000.000SH       Sole                31000.000
Motorola Inc                   COM              620076109     1722 114620.000SH      Sole               114620.000
Nortel Networks Corp           COM              656569100     2997 401800.000SH      Sole               401800.000
PNC Financial Svcs Group       COM              693475105     4513 80300.000SH       Sole                80300.000
Pfizer Inc                     COM              717081103     4579 114895.000SH      Sole               114895.000
Pharmacia Corp                 COM              71713U102     3177 74485.000SH       Sole                74485.000
Qwest Communications           COM              749121109     2480 175545.000SH      Sole               175545.000
Reliant Energy Inc.            COM              75952j108      575 21670.000SH       Sole                21670.000
Schlumberger Ltd               COM              806857108      385 7000.000 SH       Sole                 7000.000
Sears Roebuck & Company        COM              812387108     3749 78700.000SH       Sole                78700.000
TRW Inc                        COM              872649108     2082 56200.000SH       Sole                56200.000
Target Corp                    COM              87612e106     6350 154700.000SH      Sole               154700.000
Tellabs Inc                    COM              879664100     1758 117500.000SH      Sole               117500.000
Tenet Healthcare Corp          COM              88033G100     2349 40000.000SH       Sole                40000.000
Transocean Sedco Forex         COM              G90078109     2669 78910.000SH       Sole                78910.000
United Parcel Service          COM              911312106     2932 53800.000SH       Sole                53800.000
United Technologies Corp       COM              913017109     4304 66590.000SH       Sole                66590.000
Viacom Inc CL B                COM              925524308     1605 36360.000SH       Sole                36360.000
Wells Fargo & Co New           COM              949746101     1391 32000.000SH       Sole                32000.000
REPORT SUMMARY                 63 DATA RECORDS              224273            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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